CONSOLIDATED FINANCIAL STATEMENT DETAILS - Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Feb. 24, 2022
Property, plant and equipment
Balance, beginning of period	$ 7,617.7
Capitalized interest	66.5	$ 48.3
Reversals of impairment charges	243.2	49.3
Balance, end of period	7,741.4	7,617.7
Assets under construction	649.6	791.6
Assets not being depreciated	$ 2,731.2	$ 1,824.8
Capitalized interest, weighted average borrowing rate	4.78%	5.78%
Right of use assets	$ 48.9	$ 54.2
Right-of-use assets for lease arrangements entered	14.8	$ 32.2
Depreciation for leased right-of-use assets	$ 20.1
Great Bear Resources Ltd. ("Great Bear")
Property, plant and equipment
Ownership interest in subsidiary (as a percentage)	100.00%	0.00%
Significant pre-development properties	$ 1.4		$ 0.3
Manh Choh
Property, plant and equipment
Additions	161.8
Cost
Property, plant and equipment
Balance, beginning of period	21,602.4	$ 20,791.5
Additions	781.1	982.5
Acquisitions	1,368.4
Capitalized interest	66.5	48.3
Disposals	(4,677.9)	(59.6)
Change in reclamation and remediation obligations	(6.4)	(17.7)
Other	6.6	5.9
Derecognition		(148.5)
Balance, end of period	19,140.7	21,602.4
Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance, beginning of period	(13,984.7)	(13,138.0)
Disposals	3,738.5	48.8
Other		(0.8)
Depreciation, depletion and amortization	(909.9)	(993.9)
Impairment charges	(243.2)
Derecognition		99.2
Balance, end of period	(11,399.3)	(13,984.7)
IFRS 16
Property, plant and equipment
Right-of-use assets for lease arrangements entered		10.2
Land, plant and equipment
Property, plant and equipment
Balance, beginning of period	3,638.2
Balance, end of period	3,349.7	3,638.2
Assets under construction	338.4	399.9
Assets not being depreciated	593.5	646.5
Land, plant and equipment | Cost
Property, plant and equipment
Balance, beginning of period	10,524.5	10,190.0
Additions	463.9	501.2
Acquisitions	0.6
Capitalized interest	17.9	25.0
Disposals	(1,496.0)	(59.6)
Other	4.3	2.3
Derecognition		(134.4)
Balance, end of period	9,515.2	10,524.5
Land, plant and equipment | Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance, beginning of period	(6,886.3)	(6,471.3)
Disposals	1,326.6	48.8
Other		1.6
Depreciation, depletion and amortization	(490.7)	(556.2)
Impairment charges	(115.1)
Derecognition		90.8
Balance, end of period	(6,165.5)	(6,886.3)
Development and operating properties
Property, plant and equipment
Balance, beginning of period	3,462.2
Balance, end of period	2,988.8	3,462.2
Assets under construction	311.2	326.5
Assets not being depreciated	734.8	661.0
Development and operating properties | Cost
Property, plant and equipment
Balance, beginning of period	10,560.6	10,136.2
Additions	310.1	434.5
Capitalized interest	18.9	19.8
Disposals	(2,825.9)
Change in reclamation and remediation obligations	(6.4)	(17.8)
Other	3.5	2.0
Derecognition		(14.1)
Balance, end of period	8,222.6	10,560.6
Transferred to capitalized development	161.8
Transfers	161.8
Development and operating properties | Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance, beginning of period	(7,098.4)	(6,666.7)
Disposals	2,411.9
Other		(2.4)
Depreciation, depletion and amortization	(419.2)	(437.7)
Impairment charges	(128.1)
Derecognition		8.4
Balance, end of period	(5,233.8)	(7,098.4)
Pre-development properties
Property, plant and equipment
Balance, beginning of period	517.3
Balance, end of period	1,402.9	517.3
Assets under construction	0.0	65.2
Assets not being depreciated	1,402.9	517.3
Pre-development properties | Cost
Property, plant and equipment
Balance, beginning of period	517.3	465.3
Additions	7.1	46.8
Acquisitions	1,367.8
Capitalized interest	29.7	3.5
Disposals	(356.0)
Change in reclamation and remediation obligations		0.1
Other	(1.2)	1.6
Balance, end of period	1,402.9	517.3
Transferred to capitalized development	(161.8)
Transfers	(161.8)
Pre-development properties | Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance, beginning of period	0.0
Disposals	0.0
Depreciation, depletion and amortization	0.0
Balance, end of period	0.0	0.0
Exploration and evaluation assets
Property, plant and equipment
Balance, beginning of period	603.6
Balance, end of period	1,476.3	603.6
Exploration and evaluation expenses, capitalised	44.8	39.8
Exploration and evaluation expenses	87.0	$ 33.9
Exploration and evaluation assets | Great Bear Resources Ltd. ("Great Bear")
Property, plant and equipment
Additions	$ 1,367.8